Business Combinations (Details) - USD ($) $ / shares in Units, $ in Millions			2 Months Ended		3 Months Ended	4 Months Ended	6 Months Ended
	Feb. 23, 2026	Aug. 05, 2025	Mar. 03, 2026	Feb. 23, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Mar. 04, 2026
Business Combinations [Line Items]
Outstanding equity interests shares		1,676,830
Percentage of opco common units					94.30%	94.30%	94.30%
Percentage of vest increments							50.00%
Number of trading days							20 days
Number of consecutive trading day							30 days
Lock-up periods shares							1,851,161
Transaction costs (in Dollars)			$ 18.1
Deferred underwriting costs (in Dollars)			2.7
Deferred legal fees (in Dollars)			0.7
Number of Opco common units					1,000,658	1,000,658	1,000,658
PIPE Financing [Member]
Business Combinations [Line Items]
Number of shares issued for acquisition		8,750,000
Purchase price (in Dollars per share)		$ 10
PIH Unitholders [Member]
Business Combinations [Line Items]
Cash transferred							$ 0.3
Number of Opco common units					676,172	676,172	676,172
Successor [Member]
Business Combinations [Line Items]
Incurred expenses (in Dollars)					$ 0.3	$ 0.5
Predecessor [Member]
Business Combinations [Line Items]
Incurred expenses (in Dollars)			7.0
Forfeiture Agreement [Member]
Business Combinations [Line Items]
Shares net of forfeited							217,391
Minimum [Member]
Business Combinations [Line Items]
Number of trading days							20 days
Maximum [Member]
Business Combinations [Line Items]
Number of trading days							30 days
Class A Common Stock [Member]
Business Combinations [Line Items]
Convertible shares	100
Paid fees (in Dollars)			5.2
Price per share (in Dollars per share)								$ 11.05
Additional shares							1,717,391
Fair value of common stock								3,422,260
Class A Common Stock [Member] | PIPE Financing [Member]
Business Combinations [Line Items]
Shares issued							217,300
Class A Common Stock [Member] | PIPE Investor [Member]
Business Combinations [Line Items]
Number of shares issued for acquisition		8,750,000
Class A Common Stock [Member] | Preferred Investor Warrant [Member] | Warrant [Member]
Business Combinations [Line Items]
Warrant purchase shares		937,500
Exercise price (in Dollars per share)		$ 0.01
Class A Common Stock [Member] | PIH Unitholders [Member]
Business Combinations [Line Items]
Additional shares							3,551,594
Class A Common Stock [Member] | Successor [Member]
Business Combinations [Line Items]
Common stock par value (in Dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001
Class A Common Stock [Member] | EQVR Unitholders [Member]
Business Combinations [Line Items]
Common Stock per shares (in Dollars per share)								$ 11.05
Class A Common Stock [Member] | Minimum [Member]
Business Combinations [Line Items]
Common Stock per shares (in Dollars per share)					12.5	12.5	12.5
Class A Common Stock [Member] | Maximum [Member]
Business Combinations [Line Items]
Common Stock per shares (in Dollars per share)					15	15	$ 15
Series A Preferred Stock [Member] | Private Placement [Member]
Business Combinations [Line Items]
Preferred shares issued		125,000
Series B Preferred Stock [Member]
Business Combinations [Line Items]
Cash purchase price				$ 25.0
Series B Preferred Stock [Member] | Private Placement [Member]
Business Combinations [Line Items]
Preferred shares issued	27,173			27,173
Class B Ordinary Shares [Member]
Business Combinations [Line Items]
Number of trading days							20 days
Number of consecutive trading day							30 days
Common Stock per shares (in Dollars per share)					0.0001	0.0001	$ 0.0001
Dividend reinvestment							3,702,323
Shares forfeited							1,127,963
Class B Ordinary Shares [Member] | PIH Rollover Holders [Member]
Business Combinations [Line Items]
Shares issued							562,746
Shares forfeited							562,746
Shares net of forfeited							565,217
Class B Ordinary Shares [Member] | Successor [Member]
Business Combinations [Line Items]
Common stock par value (in Dollars per share)					0.0001	0.0001	$ 0.0001
Class B Ordinary Shares [Member] | Sponsor Letter Agreement [Member]
Business Combinations [Line Items]
Common stock par value (in Dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001
Class B Ordinary Shares [Member] | Transfer Agreement [Member]
Business Combinations [Line Items]
Shares forfeited							1,127,963
Class B Ordinary Shares [Member] | Earnout Shares [Member]
Business Combinations [Line Items]
Convertible shares							1,851,161
Series A Redeemable Preferred Stock [Member]
Business Combinations [Line Items]
Paid fees (in Dollars)			4.1
Paid original issue discounts (in Dollars)			1.3
Series A Redeemable Preferred Stock [Member] | Preferred Investor Warrant [Member]
Business Combinations [Line Items]
Cash purchase price		$ 123.8
Series A Redeemable Preferred Stock [Member] | Successor [Member]
Business Combinations [Line Items]
Preferred shares issued					125,375	125,375	125,375
Series B Convertible Redeemable Preferred Stock [Member]
Business Combinations [Line Items]
Paid fees (in Dollars)			0.3
Paid original issue discounts (in Dollars)			$ 2.2
Series B Convertible Redeemable Preferred Stock [Member] | Successor [Member]
Business Combinations [Line Items]
Preferred shares issued					27,173	27,173	27,173